Financial Highlights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Highlights [Line Items]
Units (in shares)	20,020,744	20,711,486
Net Assets	$ 93,006,006	$ 91,245,817	$ 88,677,532	$ 84,380,032
Company Net Assets
Financial Highlights [Line Items]
Net Assets	$ 22,193,000	$ 20,179,000	$ 17,222,000	$ 14,635,000	$ 14,003,000
Units
Financial Highlights [Line Items]
Units (in shares)	20,021,000	20,711,000	21,671,000	22,072,000	22,313,000
Units | Minimum
Financial Highlights [Line Items]
Unit Value (in dollars per share)	$ 3.15	$ 3.07	$ 2.96	$ 2.85	$ 2.65
Units | Maximum
Financial Highlights [Line Items]
Unit Value (in dollars per share)	$ 3.73	$ 3.61	$ 3.46	$ 3.31	$ 3.06
Net Assets
Financial Highlights [Line Items]
Net Assets	$ 70,813,000	$ 71,067,000	$ 71,456,000	$ 69,745,000	$ 65,090,000
Investment Income Ratio
Financial Highlights [Line Items]
Investment Income Ratio	3.06%	3.10%	3.51%	3.16%	3.68%
Expense Ratio | Minimum
Financial Highlights [Line Items]
Expense Ratio	0.60%	0.60%	0.60%	0.60%	0.60%
Expense Ratio | Maximum
Financial Highlights [Line Items]
Expense Ratio	1.20%	1.20%	1.20%	1.20%	1.20%
Total Return | Minimum
Financial Highlights [Line Items]
Total Return	2.65%	3.66%	3.85%	7.83%	5.88%
Total Return | Maximum
Financial Highlights [Line Items]
Total Return	3.27%	4.28%	4.47%	8.48%	6.50%